MERRILL LYNCH
ASSET INCOME
FUND, INC.



[FUND LOGO]
STRATEGIC
         Performance



Quarterly Report

March 31, 1997


Officers and Directors
Arthur Zeikel, President and Director
Joe Grills, Director
Walter Mintz, Director
Robert S. Salomon Jr., Director
Melvin R. Seiden, Director
Stephen B. Swensrud, Director
Terry K. Glenn, Executive Vice President
Norman R. Harvey, Senior Vice President
Donald C. Burke, Vice President
Thomas R. Robinson, Vice President
Gerald M. Richard, Treasurer
Mark B. Goldfus, Secretary

Custodian
The Chase Manhattan Bank
4 MetroTech Center, 18th Floor
Brooklyn, NY 11245

Transfer Agent
Merrill Lynch Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800)637-3863

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Merrill Lynch
Asset Income
Fund, Inc.
Box 9011
Princeton, NJ
08543-9011                                              #18240 -- 3/97

[RECYCLE LOGO] Printed on post-consumer recycled paper



Worldwide           Breakdown of Stocks &
Investments as of   Fixed-Income Securities               Percent of
March 31, 1997      by Country                            Net Assets+

                    United States*                           75.0%
                    Germany                                   3.5
                    Sweden                                    3.4
                    Canada                                    2.5
                    Italy                                     2.4
                    Japan                                     1.8
                    France                                    1.6
                    Finland                                   1.6
                    Australia                                 1.4
                    United Kingdom                            1.3
                    Switzerland                               0.7
                    Mexico                                    0.6
                    Brazil                                    0.5
                    Argentina                                 0.4
                    Hong Kong                                 0.4
                    South Africa                              0.3
                    Spain                                     0.2
                    Philippines                               0.2
                    Netherlands                               0.2
                    Indonesia                                 0.1
                    Norway                                    0.1
                    South Korea                               0.0


                    Ten Largest Industries                Percent of
                    (Equity Investments)                  Net Assets

                    Insurance                                 1.7%
                    Banking                                   1.7
                    Pharmaceuticals                           1.7
                    Computer Services & Software              1.5
                    Telecommunications                        1.5
                    Financial Services                        1.3
                    Chemicals                                 0.9
                    Medical Services                          0.9
                    Leisure/Tourism                           0.8
                    Oil Service                               0.8


                                                                    Percent
                    Ten Largest Holdings              Country of     of Net
                    (Equity Investments)                Origin       Assets

                    American Standard
                    Companies, Inc.                 United States     0.5%
                    Carnival Corp.
                    (Class A)                       United States     0.5
                    BMC Software, Inc.              United States     0.4
                    Edison International            United States     0.4
                    Schlumberger Ltd.               United States     0.4
                    Allstate Corp.                  United States     0.4
                    Sears, Roebuck & Co.            United States     0.4
                    Oxford Health
                    Plans, Inc.                     United States     0.4
                    American Express
                    Company                         United States     0.4
                    Bank of New York
                    Co., Inc.                       United States     0.4

                   *Includes investments in short-term securities. +Percent of net assets may not total 100%.



                   Merrill Lynch Asset Income Fund, Inc., March 31, 1997 DEAR SHAREHOLDER

As of March 31, 1997, the asset allocation for Merrill Lynch Asset Income Fund, Inc. was: US bonds, 13% of net assets; foreign bonds, 14%; US stocks, 16%; foreign stocks, 9%; and cash reserves, 46%.

We greatly reduced the Fund's exposure to US interest rate risk just prior to the March 25, 1997 Federal Open Market Committee meeting. The shift from US bonds to cash reserves reflected our assessment that the probability of a tightening in monetary policy by the Federal Reserve Board had materially increased. Mounting evidence of strength in personal consumption expenditures, in light of still tight US labor markets, seemed likely to lead to a more restrictive policy. Until the extent of Federal Reserve Board tightening becomes clearer, we believe it prudent to maintain a defensive posture in the US bond market.

At the same time, we maintained indirect exposure to US interest rates through Canadian and Australian bonds during the three months ended March 31, 1997. The trading pattern of Australian bonds closely resembled that of US obligations. However, as evidence of benign inflationary pressure in Australia and modest economic growth becomes more apparent, the yield differential between US and Australian bonds of comparable maturities should narrow. We believe Canadian bonds should outperform US obligations, given the improving fiscal situation in Canada and an inflation rate below that in the United States.

Our remaining foreign bond exposure remained concentrated in Europe during the March quarter. Positions included obligations in the core markets of Germany and France and the peripheral markets of Italy, Sweden and Finland. European bond markets remained attractive, given the less-than-robust economic recoveries of the core countries as a result of a combination of high unemployment and ongoing fiscal and structural reform.

We recently removed all of our currency forward contracts against our European bond and equity commitments. We believe that the US dollar could weaken over the near term as dollar-denominated assets are negatively impacted by tighter monetary policy by the Federal Reserve Board. We intend to maintain our currency hedge against our Japanese equity positions. The tenuous nature of the Japanese economic recovery warrants a continuing accommodative monetary policy by the Bank of Japan, in our opinion. This policy will result in a widening of the already large interest rate differentials between the United States and Japan, supporting further dollar strength against the yen. Expectations for further weakness in the Australian and Canadian dollars led us to continue to hedge the obligations of these countries back to the US dollar.

Our expectation of tighter monetary policy also led us to reduce the Fund's US equity exposure. However, the asset allocation within the US equity sector has not materially changed. The largest concentration of funds remained allocated to the financial services, technology and healthcare areas. These sectors continued to be attractive based on the potential for well-positioned companies to exhibit favorable earnings patterns in upcoming quarters. In view of this outlook, we focused the Fund's new positions in these areas during the quarter ended March 31, 1997. Additions to the portfolio included MGIC Investment Corporation, Travelers Group, Inc., First USA, Inc. and Countrywide Credit Industries, Inc. in financial services; American Home Products Corporation, Tenet Healthcare Corporation and Oxford Health Plans, Inc. in healthcare; and Cabletron Systems, Inc. in technology.

During the March quarter, we liquidated a number of positions in the foreign sector which had performed well and where reward/risk relationships no longer appeared attractive. Commitments sold on this basis included Kimberly-Clark de Mexico, S.A. de C.V., Nokia Corp., Petroleo Brasileiro S.A. -- Petrobras, Societa Finanziara Telefonica S.p.A. (STET) and Michelin (C.G.D.E.). We also eliminated the positions in National Westminster Bank PLC and Nomura Securities Co., Ltd. in the wake of unfavorable developments at each company. We established new positions in the shares of companies which were laggard performers and where upside potential appeared to be significant. These commitments included RTZ Corporation PLC, Telefonos de Mexico, S.A. de C.V., De Beers Consolidated Mines Limited and Sasol Limited. Other new positions included Sony Corporation, Arnoldo Mondadori Editore S.p.A. and Roche Holding AG.

As a result of these changes, the size of the Japanese equity position remained below the unmanaged Morgan Stanley Europe, Australia and Far East Index, during the three months ended March 31, 1997. Europe remained well-represented, while significant positions were maintained in Latin American markets and Canada. We continue to maintain a limited commitment to the emerging markets of Asia.

In Conclusion
We thank you for your investment in Merrill Lynch Asset Income Fund, Inc., and we look forward to reviewing our outlook and strategy with you in our upcoming semi-annual report to shareholders.

Sincerely,

/S/ARTHUR ZEIKEL
Arthur Zeikel
President

/S/THOMAS R. ROBINSON
Thomas R. Robinson
Vice President and
Senior Portfolio Manager

/S/JOEL HEYMSFELD
Joel Heymsfeld
Portfolio Manager

April 29, 1997



PERFORMANCE DATA

About Fund Performance

Investors are able to purchase shares of the Fund through the Merrill Lynch Select PricingSM System, which offers four pricing alternatives:

(bullet) Class A Shares incur a maximum initial sales charge (front- end load) of 4% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

(bullet) Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year. In addition, Class B Shares are subject to a distribution fee of 0.50% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after approximately 10 years. (There is no initial sales charge for automatic share conversations.).

(bullet) Class C Shares are subject to a distribution fee of 0.55% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

(bullet) Class D Shares incur a maximum initial sales charge of 4% and an account maintenance fee of 0.25% (but no distribution fee).

None of the past results shown should be considered a representation of future performance. Figures shown in the "Average Annual Total Return" tables as well as the total returns and cumulative total returns in the "Performance Summary" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.



Recent
Performance
Results

                                                                                               12 Month      3 Month
                                                       3/31/97      12/31/96      3/31/96      % Change      % Change
Class A Shares*                                        $10.40        $10.53       $10.37      +2.86%(1)      -1.23%
Class B Shares*                                         10.40         10.53        10.37      +2.86(1)       -1.23
Class C Shares*                                         10.40         10.53        10.37      +2.86(1)       -1.23
Class D Shares*                                         10.40         10.53        10.37      +2.86(1)       -1.23
Class A Shares - Total Return*                                                                +8.10(2)       -0.14(3)
Class B Shares - Total Return*                                                                +7.30(4)       -0.32(5)
Class C Shares - Total Return*                                                                +7.25(6)       -0.33(7)
Class D Shares - Total Return*                                                                +7.84(8)       -0.20(9)
Class A Shares - Standardized 30-day Yield               4.53%
Class B Shares - Standardized 30-day Yield               4.03%
Class C Shares - Standardized 30-day Yield               3.95%
Class D Shares - Standardized 30-day Yield               4.32%
*     Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included.
(1)   Percent change includes reinvestment of $0.270 per share capital gains distributions.
(2)   Percent change includes reinvestment of $0.531 per share ordinary income dividends and
      $0.270 per share capital gains distributions.
(3)   Percent change includes reinvestment of $0.110 per share ordinary income dividends.
(4)   Percent change includes reinvestment of $0.452 per share ordinary income dividends and $0.270 per share capital gains distributions.
(5)   Percent change includes reinvestment of $0.092 per share ordinary income dividends.
(6)   Percent change includes reinvestment of $0.447 per share ordinary income dividends and
      $0.270 per share capital gains distributions.
(7)   Percent change includes reinvestment of $0.091 per share ordinary income dividends.
(8)   Percent change includes reinvestment of $0.504 per share ordinary income dividends and $0.270 per share capital gains distributions.
(9)   Percent change includes reinvestment of $0.104 per share ordinary income dividends.




Average Annual Total Return

                                   % Return Without      % Return With
                                    Sales Charge         Sales Charge**
Class A Shares*
Year Ended 3/31/97                    +8.10%               +3.78%
Inception (9/02/94) through 3/31/97   +8.65                +6.94

*  Maximum sales charge is 5.25%.
** Assuming maximum sales charge.


                                   % Return              % Return
                                  Without CDSC          With CDSC**
Class B Shares*
Year Ended 3/31/97                    +7.30%               +3.30%
Inception (9/02/94) through 3/31/97   +7.84                +7.15

* Maximum contingent deferred sales charge is 4% and is reduced to 0% after 4 years.
** Assuming payment of applicable contingent deferred sales charge.


                                   % Return              % Return
                                  Without CDSC          With CDSC**
Class C Shares*
Year Ended 3/31/97                    +7.25%               +6.25%
Inception (10/21/94) through 3/31/97  +8.50                +8.50

* Maximum contingent deferred sales charge is 1% and is reduced to 0% after 1 year.
** Assuming payment of applicable contingent deferred sales charge.


                                   % Return Without      % Return With
                                     Sales Charge       Sales Charge**
Class D Shares*
Year Ended 3/31/97                    +7.84%               +3.52%
Inception (10/21/94) through 3/31/97  +9.10                +7.29

*  Maximum sales charge is 4%.
** Assuming maximum sales charge.





Performance Summary --
Class A Shares

                               Net Asset Value              Capital Gains          Dividends
Period Covered             Beginning      Ending             Distributed             Paid*           % Change**
9/02/94 -- 12/31/94         $10.00         $ 9.68                --                 $0.184            - 1.37%
1995                          9.68          10.62            $0.036                  0.662            +17.38
1996                         10.62          10.53             0.270                  0.549            + 7.11
1/01/97 -- 3/31/97           10.53          10.40                --                  0.110            - 0.14
                                                       Total $0.306           Total $1.505
                                                              Cumulative total return as of 3/31/97:  +23.83%**






Performance Summary --
Class B Shares

                               Net Asset Value              Capital Gains          Dividends
Period Covered             Beginning      Ending             Distributed             Paid*           % Change***
9/02/94 -- 12/31/94         $10.00         $ 9.68                --                 $0.159            - 1.62%
1995                          9.68          10.62            $0.036                  0.586            +16.51
1996                         10.62          10.53             0.270                  0.470            + 6.31
1/01/97 -- 3/31/97           10.53          10.40                --                  0.092            - 0.32
                                                       Total $0.306           Total $1.307
                                                              Cumulative total return as of 3/31/97:  +21.46%***






Performance Summary --
Class C Shares

                               Net Asset Value              Capital Gains          Dividends
Period Covered             Beginning      Ending             Distributed             Paid*           % Change***
10/21/94 -- 12/31/94        $ 9.88         $ 9.69                --                 $0.097            - 0.94%
1995                          9.69          10.62            $0.036                  0.580            +16.33
1996                         10.62          10.53             0.270                  0.464            + 6.25
1/01/97 -- 3/31/97           10.53          10.40                --                  0.091            - 0.33
                                                       Total $0.306           Total $1.232
                                                              Cumulative total return as of 3/31/97:  +22.04%***






Performance Summary --
Class D Shares

                               Net Asset Value              Capital Gains          Dividends
Period Covered             Beginning      Ending             Distributed             Paid*           % Change**
10/21/94 -- 12/31/94        $ 9.88         $ 9.69                --                 $0.108             - 0.83%
1995                          9.69          10.62            $0.036                  0.637             +16.97
1996                         10.62          10.53             0.270                  0.522             + 6.84
1/01/97 -- 3/31/97           10.53          10.40                --                  0.104             - 0.20
                                                       Total $0.306           Total $1.371
                                                              Cumulative total return as of 3/31/97:   +23.68%**

*   Figures may include short-term capital gains distributions.
**  Figures do not include sales charge; results would be lower if sales charge was included.
*** Figures do not reflect deduction of any sales charge; results would be lower if sales charge was deducted.





                                                                           Merrill Lynch Asset Income Fund, Inc., March 31, 1997

SCHEDULE OF INVESTMENTS                                                                                           (in US dollars)

                                                                                                                       Percent of
                                       Shares                                                                              Net
COUNTRY          Industries             Held                 Common Stocks                           Cost       Value     Assets

Argentina    Banking                     793  Banco Frances del Rio de la Plata S.A. (ADR)*         $18,594     $23,790    0.2%
             Oil & Gas Producers         900  Yacimientos Petroliferos Fiscales S.A.
                                              (Class D)(ADR)*                                        18,590      23,850    0.2
                                                                                                ----------- ----------- ------
                                              Total Common Stocks in Argentina                       37,184      47,640    0.4
                                                                                                =========== =========== ======

Brazil       Beverages                45,000  Companhia Cervejaria Brahma S.A. PN (Preferred)        25,807      29,341    0.2
             Telecommunications          300  Telecomunicacoes Brasileiras S.A.-Telebras (ADR)*      15,584      30,713    0.3
                                                                                                ----------- ----------- ------
                                              Total Common Stocks in Brazil                          41,391      60,054    0.5
                                                                                                =========== =========== ======

Canada       Automobile Parts            500  Magna International Inc. (Class A)                     22,929      24,813    0.2
             Mining                      280  Potash Corp. of Saskatchewan, Inc.                     17,625      21,280    0.1
             Multi-Industry            1,000  Canadian Pacific, Ltd.                                 17,418      24,000    0.2
                                                                                                ----------- ----------- ------
                                              Total Common Stocks in Canada                          57,972      70,093    0.5
                                                                                                =========== =========== ======

France       Iron & Steel              1,900  Usinor-Sacilor S.A.                                    29,039      31,217    0.2
             Reinsurance                 700  Scor S.A.                                              26,665      28,690    0.2
             Semiconductor Capital       300  SGS-Thomson Microelectronics N.V.
             Equipment                        (NY Registered Shares)                                 11,349      19,838    0.2
                                                                                                ----------- ----------- ------
                                              Total Common Stocks in France                          67,053      79,745    0.6
                                                                                                =========== =========== ======

Germany      Chemicals                    75  Henkel KGaA                                             3,334       3,837    0.0
                                         675  Henkel KGaA (Preferred)                                28,688      37,331    0.3
                                                                                                ----------- ----------- ------
                                                                                                     32,022      41,168    0.3

             Electronics                 500  Siemens AG                                             22,176      27,021    0.2
             Footwear                    100  Puma AG                                                 3,247       3,745    0.0
             Machinery & Equipment        70  Mannesmann AG                                          19,573      26,847    0.2
                                                                                                ----------- ----------- ------
                                              Total Common Stocks in Germany                         77,018      98,781    0.7
                                                                                                =========== =========== ======

Hong Kong    Banking                   1,200  HSBC Holdings PLC                                      18,562      27,876    0.2
             Telecommunications        1,200  Hong Kong Telecommunications, Ltd. (ADR)*              21,418      19,650    0.2
                                                                                                ----------- ----------- ------
                                              Total Common Stocks in Hong Kong                       39,980      47,526    0.4
                                                                                                =========== =========== ======

Indonesia    Telecommunications          720  P.T. Indonesian Satellite Corp. (ADR)*                 26,205      19,260    0.1
                                                                                                ----------- ----------- ------
                                              Total Common Stocks in Indonesia                       26,205      19,260    0.1
                                                                                                =========== =========== ======

Italy        Publishing                2,000  Arnoldo Mondadori Editore S.p.A.                       16,894      12,635    0.1
                                                                                                ----------- ----------- ------
                                              Total Common Stocks in Italy                           16,894      12,635    0.1
                                                                                                =========== =========== ======

Japan        Building & Construction   3,000  Maeda Corp.                                            31,463      16,282    0.1
                                       4,000  Okumura Corp.                                          35,729      22,260    0.2
                                                                                                ----------- ----------- ------
                                                                                                     67,192      38,542    0.3

             Capital Goods             3,000  Mitsubishi Heavy Industries, Inc.                      24,018      19,563    0.1
             Electrical Equipment      3,000  Mitsubishi Electric Co.                                21,636      16,889    0.1

             Electronics               1,000  Canon, Inc.                                            19,005      21,466    0.2
                                       1,000  Matsushita Electric Industrial Co., Ltd.               16,152      15,634    0.1
                                         300  Sony Corporation (ADR)*                                21,921      20,738    0.2
                                                                                                ----------- ----------- ------
                                                                                                     57,078      57,838    0.5

             Insurance                 2,000  Tokio Marine & Fire Insurance Co., Ltd.                24,908      20,413    0.2
             Pharmaceuticals           1,000  Eisai Co., Ltd.                                        17,650      17,173    0.1
             Textiles                  3,000  Toray Industries Ltd.                                  19,082      17,473    0.1
             Tires & Rubber            2,000  Bridgestone Corporation                                34,483      37,586    0.3
             Warehouse & Storage       3,000  Mitsui-Soko Co., Ltd.                                  25,215      14,605    0.1
                                                                                                ----------- ----------- ------
                                              Total Common Stocks in Japan                          291,262     240,082    1.8
                                                                                                =========== =========== ======

Mexico       Beverages                   500  Panamerican Beverages, Inc. (Class A)                  20,309      26,813    0.2
             Multi-Industry            2,100  Grupo Carso, S.A. de C.V. (ADR)*                       33,457      24,413    0.2
             Telecommunications          600  Telefonos de Mexico, S.A. de C.V. (ADR)*               22,783      23,100    0.2
                                                                                                ----------- ----------- ------
                                              Total Common Stocks in Mexico                          76,549      74,326    0.6
                                                                                                =========== =========== ======

Netherlands  Banking                     300  ABN AMRO Holding N.V.                                  16,900      20,695    0.2
                                                                                                ----------- ----------- ------
                                              Total Common Stocks in the Netherlands                 16,900      20,695    0.2
                                                                                                =========== =========== ======

Norway       Cruise Lines              3,000  Color Line ASA                                         11,280      14,585    0.1
                                                                                                ----------- ----------- ------
                                              Total Common Stocks in Norway                          11,280      14,585    0.1
                                                                                                =========== =========== ======

Philippines  Beverages                 6,250  San Miguel Corp. (Class B)                             20,578      21,711    0.2
                                                                                                ----------- ----------- ------
                                              Total Common Stocks in the Philippines                 20,578      21,711    0.2
                                                                                                =========== =========== ======

South
Africa       Diversified               2,000  Sasol Limited                                          22,967      21,385    0.2
             Mining                      600  De Beers Consolidated Mines Limited (ADR)*             19,815      21,150    0.1
                                                                                                ----------- ----------- ------
                                              Total Common Stocks in South Africa                    42,782      42,535    0.3
                                                                                                =========== =========== ======

South Korea  Engineering
             & Construction              700  Hyundai Engineering &
                                              Construction Co., Ltd. (GDR)**                          9,121       2,363    0.0
                                                                                                ----------- ----------- ------
                                              Total Common Stocks in South Korea                      9,121       2,363    0.0
                                                                                                =========== =========== ======

Spain        Energy & Petroleum          600  Repsol S.A. (ADR)*                                     22,129      24,450    0.2
                                                                                                ----------- ----------- ------
                                              Total Common Stocks in Spain                           22,129      24,450    0.2
                                                                                                =========== =========== ======

Sweden       Banking                   1,200  Sparbanken Sverige AB (Class A)                        15,094      22,320    0.2
             Investment Management     1,300  Bure Investment AB                                     10,894      16,926    0.1
                                                                                                ----------- ----------- ------
                                              Total Common Stocks in Sweden                          25,988      39,246    0.3
                                                                                                =========== =========== ======

Switzerland  Chemicals                    50  Ciba Specialty Chemicals AG (ADR)*                      1,881       2,013    0.0
             Electrical Equipment         25  BBC Brown Boveri & Cie (Bearer)                        22,679      30,097    0.2

             Pharmaceuticals             500  Novartis AG (ADR)*                                     21,705      30,563    0.3
                                           3  Roche Holding AG                                       25,201      25,981    0.2
                                                                                                ----------- ----------- ------
                                                                                                     46,906      56,544    0.5

                                              Total Common Stocks in Switzerland                     71,466      88,654    0.7
                                                                                                =========== =========== ======

United
Kingdom      Beverages                 2,900  Grand Metropolitan PLC                                 19,773      23,468    0.0

             Chemicals                 1,200  Imperial Chemical Industries PLC                       15,490      13,752    0.1
                                         400  Imperial Chemical Industries PLC (ADR)*                22,878      18,200    0.1
                                                                                                ----------- ----------- ------
                                                                                                     38,368      31,952    0.2

             Merchandising             2,800  Boots Company PLC                                      26,311      31,119    0.3
             Mining                    1,600  RTZ Corporation PLC                                    23,875      25,369    0.2
             Steel                    10,000  British Steel PLC                                      26,271      26,838    0.2
             Telecommunications        6,000  Vodafone Group PLC                                     20,879      27,562    0.2
                                                                                                ----------- ----------- ------
                                              Total Common Stocks in the United Kingdom             155,477     166,308    1.3
                                                                                                =========== =========== ======

United
States       Aerospace                   400  Allied Signal, Inc.                                    29,436      28,500    0.2
                                         600  United Technologies Corp.                              18,809      45,150    0.3
                                                                                                ----------- ----------- ------
                                                                                                     48,245      73,650    0.5

             Automobile Parts            700  Lear Corporation                                       24,037      23,363    0.2

             Banking                   1,400  Bank of New York Co., Inc.                             37,991      51,450    0.4
                                         200  BankAmerica Corp.                                      20,429      20,150    0.1
                                         500  Chase Manhattan Corporation                            51,118      46,813    0.4
                                                                                                ----------- ----------- ------
                                                                                                    109,538     118,413    0.9

             Chemicals                   300  du Pont (E.I.) de Nemours & Co.                        32,753      31,800    0.2
                                         400  FMC Corporation                                        28,932      24,500    0.2
                                                                                                ----------- ----------- ------
                                                                                                     61,685      56,300    0.4

             Computer Services &       1,300  Cabletron Systems, Inc.                                44,911      38,025    0.3
             Software                    570  cisco Systems, Inc.                                    26,449      27,431    0.2
                                         900  Computer Associates International, Inc.                36,358      34,988    0.3
                                       1,230  First Data Corp.                                       47,688      41,666    0.3
                                         200  International Business Machines Corp.                  21,125      27,475    0.2
                                         652  Oracle Corp.                                           23,780      25,102    0.2
                                                                                                ----------- ----------- ------
                                                                                                    200,311     194,687    1.5

             Computers                   400  Compaq Computer Corp.                                  29,673      30,650    0.2
             Fertilizers                 500  IMC Global, Inc.                                       19,377      18,063    0.1

             Financial Services          875  American Express Company                               40,319      52,391    0.4
                                         900  Countrywide Credit Industries, Inc.                    27,295      22,275    0.2
                                       1,000  First USA, Inc.                                        50,802      42,375    0.3
                                         700  MGIC Investment Corporation                            52,816      49,525    0.4
                                                                                                ----------- ----------- ------
                                                                                                    171,232     166,566    1.3

             Foods                       400  H.J. Heinz Company                                     12,824      15,800    0.1
             Hardware Products           800  Black & Decker Corporation                             26,789      25,700    0.2
             Healthcare --
             Managed Care                900  Oxford Health Plans, Inc.                              54,668      52,650    0.4

             Insurance                   400  Aetna Inc.                                             28,876      34,350    0.3
                                         900  Allstate Corp.                                         37,195      53,438    0.4
                                         300  Nationwide Financial Services, Inc.                     7,050       7,725    0.1
                                       1,000  Travelers Group, Inc.                                  52,728      47,875    0.3
                                         700  UNUM Corporation                                       44,604      51,100    0.4
                                                                                                ----------- ----------- ------
                                                                                                    170,453     194,488    1.5

             Leisure/Tourism           1,800  Brunswick Corporation                                  44,654      48,375    0.4
                                         400  Imax Corp.                                             12,650      13,550    0.1
                                         480  TCI Pacific Communications
                                              (Convertible Preferred)                                44,276      43,080    0.3
                                                                                                ----------- ----------- ------
                                                                                                    101,580     105,005    0.8
             Machine Tools &
             Machinery                 1,400  American Standard Companies, Inc.                      45,663      63,000    0.5
             Manufacturing               700  Fisher Scientific International, Inc.                  21,337      30,887    0.2

             Medical Services            700  Centocor, Inc.                                         25,470      21,350    0.2
                                       1,700  Health Management Associates, Inc.
                                              (Class A)                                              38,381      40,375    0.3
                                       1,900  Tenet Healthcare Corporation                           49,343      46,787    0.4
                                                                                                ----------- ----------- ------
                                                                                                    113,194     108,512    0.9

             Natural Gas                 800  El Paso Natural Gas Co.                                40,480      45,300    0.3
                                       1,200  Enron Corp.                                            47,249      45,600    0.3
                                                                                                ----------- ----------- ------
                                                                                                     87,729      90,900    0.6

             Oil Service               1,600  Dresser Industries, Inc.                               36,951      48,400    0.4
                                         500  Schlumberger Ltd.                                      36,095      53,625    0.4
                                                                                                ----------- ----------- ------
                                                                                                     73,046     102,025    0.8

             Paper                       500  Kimberly-Clark Corp.                                   38,794      49,687    0.4

             Petroleum                   400  Pennzoil Co.                                           17,276      20,700    0.2
                                       1,000  Unocal Corp.                                           33,548      38,125    0.3
                                                                                                ----------- ----------- ------
                                                                                                     50,824      58,825    0.5

             Pharmaceuticals             700  Abbott Laboratories                                    29,869      39,287    0.3
                                         800  American Home Products Corporation                     47,173      48,000    0.4
                                         600  Merck & Co., Inc.                                      20,626      50,550    0.4
                                                                                                ----------- ----------- ------
                                                                                                     97,668     137,837    1.1

             Railroads                   400  Burlington Northern Santa Fe Inc.                      32,353      29,600    0.2

             Real Estate
             Investment                  950  Prentiss Properties Trust                              19,118      24,106    0.2
             Trust                       800  Starwood Lodging Trust                                 36,000      31,200    0.2
                                                                                                ----------- ----------- ------
                                                                                                     55,118      55,306    0.4

             Retail Stores             1,110  Rite Aid Corporation                                   34,689      46,620    0.4
                                       1,060  Sears, Roebuck & Co.                                   47,686      53,265    0.4
                                                                                                ----------- ----------- ------
                                                                                                     82,375      99,885    0.8

             Software -- Computer      1,200  BMC Software, Inc.                                     44,805      55,200    0.4

             Telecommunications        1,400  Airtouch Communications, Inc.                          39,863      32,200    0.2
                                         200  Tele-Communications, Inc. (Class A)
                                              (Convertible Preferred)                                 2,883       2,400    0.0
                                       1,500  WorldCom, Inc.                                         37,692      32,812    0.3
                                                                                                ----------- ----------- ------
                                                                                                     80,438      67,412    0.5

             Tobacco                     200  Philip Morris Companies, Inc.                          18,039      22,825    0.2
             Travel & Lodging          1,650  Carnival Corp. (Class A)                               47,536      61,050    0.5
             Utilities                 2,400  Edison International                                   44,885      54,000    0.4
                                                                                                ----------- ----------- ------
                                              Total Common Stocks in the United States            1,964,216   2,162,286   16.5
                                                                                                =========== =========== ======
                                              Total Investments in Common Stocks                  3,071,445   3,332,975   25.5
                                                                                                =========== =========== ======

                                                                                                                        Percent
                                                                                                                         of Net
COUNTRY                     Face Amount                Fixed-Income Securities                      Cost        Value    Assets
Australia                   A $      250,000  Government of Australia, 6.75% due 11/15/2006       $ 181,346   $ 179,434    1.4%
                                                                                                ----------- ----------- ------
                                              Total Fixed-Income Securities in Australia            181,346     179,434    1.4
                                                                                                =========== =========== ======

Canada                      C $      350,000  Canadian Government Bonds, 7% due 12/01/2006          265,903     257,912    2.0
                                                                                                ----------- ----------- ------
                                              Total Fixed-Income Securities in Canada               265,903     257,912    2.0
                                                                                                =========== =========== ======

Finland                     Fim    1,000,000  Finnish Government Bonds, 7.25% due 4/18/2006         213,165     215,509    1.6
                                                                                                ----------- ----------- ------
                                              Total Fixed-Income Securities in Finland              213,165     215,509    1.6
                                                                                                =========== =========== ======

France                                        French Government O.A.T.:
                            Frf      476,000  6.75% due 10/25/2003                                   92,290      91,978    0.7
                                     250,000  5.50% due 4/25/2004                                    47,107      45,031    0.3
                                                                                                ----------- ----------- ------
                                              Total Fixed-Income Securities in France               139,397     137,009    1.0
                                                                                                =========== =========== ======

Germany                     DM       550,000  Bundesrepublik Deutschland, 7.125% due 12/20/2002     387,865     362,071    2.8
                                                                                                ----------- ----------- ------
                                              Total Fixed-Income Securities in Germany              387,865     362,071    2.8
                                                                                                =========== =========== ======

Italy                       Lit  490,000,000  Buoni Poliennali del Tesoro (Italian Government
                                              Bonds), 8.50% due 1/01/2004                           347,145     304,923    2.3
                                                                                                ----------- ----------- ------
                                              Total Fixed-Income Securities in Italy                347,145     304,923    2.3
                                                                                                =========== =========== ======

Sweden                                        Government of Sweden:
                            Skr    1,000,000  10.25% due 5/05/2000                                  171,007     150,545    1.2
                                   1,800,000  8% due 8/15/2007                                      282,566     251,661    1.9
                                                                                                ----------- ----------- ------
                                              Total Fixed-Income Securities in Sweden               453,573     402,206    3.1
                                                                                                =========== =========== ======

United
States                                        Federal National Mortgage Association:
                            US       365,405  6% due 11/01/2000                                     361,751     360,622    2.7
                                     830,630  6% due 6/01/2001                                      822,194     808,437    6.2
                                     505,510  6% due 2/01/2004                                      499,507     492,235    3.8
                                                                                                ----------- ----------- ------
                                              Total Fixed-Income Securities in the United States  1,683,452   1,661,294   12.7
                                                                                                =========== =========== ======
                                              Total Investments in Fixed-Income Securities        3,671,846   3,520,358   26.9
                                                                                                =========== =========== ======

                                                        Short-Term Securities

             US Government &       2,500,000  Federal Home Loan Bank, 6.45% due 4/01/1997         2,500,000   2,500,000   19.1
             Agency
             Obligations***        3,500,000  Federal Home Loan Mortgage Corp., 6.50%
                                              due 4/01/1997                                       3,500,000   3,500,000   26.7
                                                                                                ----------- ----------- ------
                                              Total Investments in Short-Term Securities          6,000,000   6,000,000   45.8
                                                                                                =========== =========== ======
             Total Investments                                                                  $12,743,291  12,853,333   98.2
                                                                                                ===========

             Unrealized Appreciation on Forward Foreign Exchange Contracts+                                       2,766    0.0

             Other Assets Less Liabilities                                                                      238,001    1.8
                                                                                                            ----------- ------
             Net Assets                                                                                     $13,094,100  100.0%
                                                                                                            =========== ======
             Net Asset Value:  Class A -- Based on net assets of $4,342,919 and 417,503 shares outstanding       $10.40
                                                                                                            ===========
                               Class B -- Based on net assets of $7,850,642 and 754,510 shares outstanding       $10.40
                                                                                                            ===========
                               Class C -- Based on net assets of $266,757 and 25,641 shares outstanding          $10.40
                                                                                                            ===========
                               Class D -- Based on net assets of $633,782 and 60,924 shares outstanding          $10.40
                                                                                                            ===========

         *   American Depositary Receipts (ADR).
         **  Global Depositary Receipts (GDR).
         *** Certain US Government & Agency Obligations are traded on a discount basis; the interest rates shown are the discount rates paid at the time of purchase by the Fund.


         +   Forward foreign exchange contracts sold as of March 31, 1997 were as follows:


                                              Unrealized
                          Expiration         Appreciation
Foreign Currency Sold        Date           (Depreciation)
A$          235,000       April 1997              $94
C$          370,000       April 1997            3,297
Chf         125,000        June 1997           (1,524)
[POUND]     100,000       April 1997           (3,265)
(yen)    29,500,000       April 1997            4,164

Total Unrealized Appreciation on Forward Foreign
Exchange Contracts -- Net (US$ Commitment --
$946,231)                                      $2,766
                                               ======



COMMON STOCK PORTFOLIO CHANGES

              For the Quarter Ended March 31, 1997

Additions     American Home Products Corporation
              Arnoldo Mondadori Editore S.p.A.
              Black & Decker Corporation
              Cabletron Systems, Inc.
              Centocor, Inc.
              Chase Manhattan Corporation
              Ciba Specialty Chemicals AG (ADR)
              Computer Associates International, Inc.
              Countrywide Credit Industries, Inc.
             *Covance Inc.
              De Beers Consolidated Mines Limited (ADR) du Pont (E.I.) de Nemours & Co.
              First USA, Inc.
              Imax Corp.
              MGIC Investment Corporation
              Nationwide Financial Services, Inc.
              Oxford Health Plans, Inc.
             *Quest Diagnostics Inc.
              RTZ Corporation PLC
              Roche Holding AG
              Sasol Limited
             *Seat S.p.A.
              Sony Corporation (ADR)
              Starwood Lodging Trust
              Tele-Communications, Inc. (Class A)
              (Convertible Preferred)
              Telefonos de Mexico, S.A. de C.V. (ADR)
              Tenet Healthcare Corporation
              Travelers Group, Inc.
              WorldCom, Inc.

Deletions     AK Steel Holding Corp.
              Bell Atlantic Corporation
              Carso Global Telecom, S.A. de C.V. (ADR)
              Citicorp
              Corning, Inc.
             *Covance Inc.
              Deere & Co.
              Foster Wheeler Corp.
              General Electric Co. PLC (Ordinary)
              General Electric Company
              General Motors Corp.
              Glaxo Wellcome PLC
              Grupo Financiero Inbursa, S.A. de C.V. (ADR)
              Gulfstream Aerospace Corp.
              Kimberly-Clark de Mexico, S.A. de C.V. (ADR)
              Linear Technology Corporation
              Michelin (C.G.D.E) (Class B)
              National Westminster Bank PLC
              Nokia Corp. (ADR)
              Nomura Securities Co., Ltd.
              Northrop Grumman Corp.
              Oakwood Homes Corporation
              PPG Industries, Inc.
              Petroleo Brasileiro S.A.-Petrobras (Preferred)
             *Quest Diagnostics Inc.
             *Seat S.p.A.
              Societa Finanziara Telefonica S.p.A. (STET)
              Spieker Properties, Inc.
              Toys 'R' Us, Inc.
              Viacom, Inc. (Class B)

             *Added and deleted in the same quarter.